Investor Class | T. Rowe Price High Yield Fund, Inc.
T. Rowe Price High Yield Fund SUMMARY
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price High Yield Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class T. Rowe Price High Yield Fund, Inc.
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.74%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price High Yield Fund, Inc.	76	237	411	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 79.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating). Junk bonds tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund’s weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers as well as use forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to reduce its exposure to certain securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
High Yield Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.53%
Worst Quarter	12/31/08	-18.45%
The fund’s return for the six months ended 6/30/13 was 2.53%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns Investor Class	1 Year	5 Years	10 Years
T. Rowe Price High Yield Fund, Inc.	15.21%	8.91%	9.26%
T. Rowe Price High Yield Fund, Inc. Returns after taxes on distributions	12.49%	5.99%	6.35%
T. Rowe Price High Yield Fund, Inc. Returns after taxes on distributions and sale of fund shares	9.80%	5.83%	6.22%
T. Rowe Price High Yield Fund, Inc. Credit Suisse High Yield Index (reflects no deduction for fees, expenses, or taxes)	14.71%	9.53%	10.24%
T. Rowe Price High Yield Fund, Inc. Lipper High Yield Funds Average	14.67%	8.01%	8.89%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.